PROPERTY, PLANT AND EQUIPMENT - Schedule of method used for the depreciation of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2023
B-767-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	22 years
Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	25 years
B-767-300F
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	30 years
Short Haul Fleet
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, rate	20.00%
Long Haul Fleet
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, rate	36.00%
minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	20 years
minimum | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years
minimum | Information technology equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years
minimum | Fixed installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	10 years
minimum | Motor vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	10 years
minimum | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years
minimum | Assets for rights of use
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	1 year
maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	50 years
maximum | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	30 years
maximum | Information technology equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	10 years
maximum | Fixed installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	10 years
maximum | Motor vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	10 years
maximum | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	8 years
maximum | Assets for rights of use
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	25 years